Net Loss Per Common Share (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of loss per share calculations
Numerator
Net loss	$(15,880,142)

Denominator
Total weighted average number of shares	$149,044

Net loss per share – basic and diluted	$(106.55)

Numerator
Net loss	$(53,643,615)

Denominator
Total weighted average number of shares	233,086

Net loss per share – basic and diluted	$(230.15)